Share capital and share premium	12 Months Ended
Dec. 31, 2019
Share capital and share premium
Share capital and share premium

13      Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2019

Number of shares	Class	Par value €	Share capital €	Share premium €	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092

The total authorized number of ordinary shares is 156,816,494 shares as at December 31, 2019 (2018: 132,631 shares) with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.

During 2019, 156,683,863 shares were issued, all fully paid, relating to the entry of a new investor in January 2019 and the Initial Public Offering (IPO) with concurrent private placement in April 2019. The nominal value of all shares issued is €1 each. Transaction costs of EUR 7,357 thousand related to the new investor and IPO are recognized directly in the capital reserve. Additionally, 2,550,066 stock options were exercised in November 2019 which will increase the share capital of the Company by 2,550,066 shares. The capital increase for the stock options will be conducted in 2020.  Related transaction costs recognized in prepaid expenses amount to EUR 240 thousand. In total, in 2019, the Group received capital contributions of EUR 329,161 thousand.

Ordinary shares issued and fully paid as at December 31, 2018

Number of shares	Class	Par value €	Share capital €	Share premium €	Total
132,631	Ordinary	1	133	845,787	845,920
Total		1	133	845,787	845,920

In 2018, the Group called and received capital contributions amounting to EUR 215,985 thousand.